TRANSACTIONS WITH RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Schedule of transactions with related parties	Details of transactions with related parties as follows:

Tax No.	Related party	Nature of relationship with related parties	Country of origin	Nature of related parties transactions	Currency	For the year ended December 31,
						2024	2023	2022
						ThUS$	ThUS$	ThUS$
96.810.370-9	Inversiones Costa Verde S.A.	Related director	Chile	Tickets sales	CLP	142	124	87
78.180.506-1	Inversiones Costa Verde Ltda. y CPA.	Related director	Chile	Dividends	CLP	(2)	—	—
76.183.853-9	Costa Verde Inversiones Financieras S.A.	Related director	Chile	Tickets sales	CLP	16	—	—
				Dividends	CLP	(1,904)	—	—
81.062.300-4	Costa Verde Aeronautica S.A.	Common shareholder	Chile	Dividends	CLP	(6,870)	—	—
				Loans received (*)	US$	—	—	(231,714)
				Interest received (*)	US$	—	—	(21,329)
				Capital contribution	US$	—	—	170,962
87.752.000-5	Granja Marina Tornagaleones S.A.	Common shareholder	Chile	Services provided	CLP	—	—	36
96.989.370-3	Rio Dulce S.A. (**)	Related director	Chile	Tickets sales	CLP	—	—	2
Foreign	Inversora Aeronáutica Argentina S.A.	Related director	Argentina	Real estate leases received	ARS	(5)	(59)	(63)
				Expense recovery	ARS	—	3	—
Foreign	TAM Aviação Executiva e Taxi Aéreo S.A.	Common shareholder	Brazil	Services provided of passenger transport	BRL	—	—	4
Foreign	Qatar Airways	Indirect shareholder	Qatar	Interlineal received service	US$	(22,863)	(22,107)	(23,110)
				Services provided by aircraft lease	US$	—	—	—
				Interlineal provided service	US$	32,092	31,020	37,855
				Services received of handling	US$	(88)	(252)	—
				Services provided of handling	US$	1,058	—	692
				Services received miles	US$	(10,103)	(4,657)	(4,974)

Tax No.	Related party	Nature of relationship with related parties	Country of origin	Nature of related parties transactions	Currency	For the year ended December 31,
						2024	2023	2022
				Services provided miles	US$	2,783	1,683	894
				Dividends	US$	(17,512)	—	—
				Services provided / received others	US$	776	1,424	(1,238)
Foreign	Delta Air Lines, Inc.	Shareholder	U.S.A	Interlineal received service	US$	(319,499)	(144,239)	(111,706)
				Interlineal provided service	US$	213,153	127,145	102,580
				Loans received (*)	US$	—	—	(233,026)
				Interest received (*)	US$	—	—	(10,374)
				Capital contribution	US$	—	—	163,979
				Services received of handling	US$	(7,058)	(3,657)	(4,340)
				Services received miles	US$	(15,795)	(11,069)	(3,992)
				Services provided miles	US$	8,335	7,328	2,410
				Engine sale	US$	—	—	19,405
				Services provided maintenance	US$	995	—	—
				Dividends	US$	(17,535)	—	—
				Joint venture	US$	(10,000)	(10,000)	—
				Real estates leases provided	US$	155	86	—
				Services provided VIP lounge	US$	1,756	640	—
				Services provided / received others	US$	(22)	344	(311)
Foreign	QA Investments Ltd	Common shareholder	U.K.	Loans received (*)	US$	—	—	(240,440)
				Interest received (*)	US$	—	—	(26,153)
				Capital contribution	US$	—	—	163,979
Foreign	QA Investments 2 Ltd	Common shareholder	U.K.	Loans received (*)	US$	—	—	(7,414)
				Interest received (*)	US$	—	—	(15,780)
Foreign	Lozuy S.A.	Common shareholder	Uruguay	Loans received (*)	US$	—	—	(57,928)
				Interest received (*)	US$	—	—	(5,332)
The balances corresponding to Accounts receivable and accounts payable to related entities are disclosed in Note 9.

Transactions between related parties have been carried out under market conditions and duly informed.

(b)Compensation of key management

Schedule of key management personnel compensation

	For the year ended December 31,
	2024	2023	2022
	ThUS$	ThUS$	ThUS$
Remuneration	12,354	12,815	10,651
Board compensation	1,786	1,429	1,109
Non-monetary benefits	423	606	565
Short-term benefits	17,483	13,604	11,814
Termination benefits (*)	1,341	59	1,157
Total	33,387	28,513	25,296
The amounts paid for this concept, in accordance with the above, are:

	Paid during the year
	2024	2023	2022
	ThUS$	ThUS$	ThUS$

URAs Directors	763	481	—
URAs Board Committee	85	53	—
Total	848	534	—